Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	PERRITT MICROCAP OPPORTUNITIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000820876
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Perritt Microcap Opportunities Fund (Prospectus Summary) | Perritt Microcap Opportunities Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCGX
Perritt Ultra MicroCap Fund (Prospectus Summary) | Perritt Ultra MicroCap Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREOX